NUVEEN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND

SUPPLEMENT DATED JUNE 7, 2018

TO THE SUMMARY PROSPECTUS DATED DECEMBER 29, 2017

Effective August 31, 2018, Keith B. Hembre will no longer be a portfolio manager for the Fund. Derek B. Bloom will continue to serve as portfolio manager for the Fund.

PLEASE KEEP THIS WITH YOUR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-SAGAS-0618P